Deposits - Schedule for Deposits Payable on a Fixed Date (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 347,914	$ 262,802
Within 1 year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	228,679	163,370
1-2 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	39,992	33,778
2 to 3 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	23,445	24,826
3 to 4 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	16,665	8,908
4 to 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	22,868	11,995
Over 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 16,265	$ 19,925